Fees to auditors (Tables)	12 Months Ended
Dec. 31, 2022
Fees to auditors
Schedule of fees to independent registered public accounting firm

	December 31,
	2022	2021

	(USD in thousands)
Audit fees	$172	$177
Audit related fees	50	108
Other fees	156	328
Total fees	$378	$613